Summary of Significant Accounting Policies - Schedule of Intangible Assets of Estimated Useful Lives (Details)	Dec. 31, 2024
Patent [Member]
Schedule of Intangible Assets of Estimated Useful Lives [Line Items]
Intangible assets of estimated useful lives	10 years
Minimum [Member] | Computer software [Member]
Schedule of Intangible Assets of Estimated Useful Lives [Line Items]
Intangible assets of estimated useful lives	3 years
Maximum [Member] | Computer software [Member]
Schedule of Intangible Assets of Estimated Useful Lives [Line Items]
Intangible assets of estimated useful lives	5 years